Business Segments Information (Results Of Operations By Business Segments ) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended										24 Months Ended	12 Months Ended																																																					3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Process Management [Member]	Sep. 30, 2013 Process Management [Member]	Sep. 30, 2014 Industrial Automation [Member]	Sep. 30, 2013 Industrial Automation [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2012 Network Power [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2014 Climate Technologies [Member]	Sep. 30, 2013 Climate Technologies [Member]	Sep. 30, 2014 Commercial & Residential Solutions [Member]	Sep. 30, 2013 Commercial & Residential Solutions [Member]	Sep. 30, 2014 Sales Revenue, Segment [Member]	Sep. 30, 2013 Sales Revenue, Segment [Member]	Sep. 30, 2012 Sales Revenue, Segment [Member]	Sep. 30, 2014 Segments total [Member]	Sep. 30, 2013 Segments total [Member]	Sep. 30, 2012 Segments total [Member]	Sep. 30, 2014 Operating Segments [Member] Process Management [Member]	Sep. 30, 2013 Operating Segments [Member] Process Management [Member]	Sep. 30, 2012 Operating Segments [Member] Process Management [Member]	Sep. 30, 2014 Operating Segments [Member] Industrial Automation [Member]	Sep. 30, 2013 Operating Segments [Member] Industrial Automation [Member]	Sep. 30, 2012 Operating Segments [Member] Industrial Automation [Member]	Sep. 30, 2014 Operating Segments [Member] Network Power [Member]	Sep. 30, 2013 Operating Segments [Member] Network Power [Member]	Sep. 30, 2012 Operating Segments [Member] Network Power [Member]	Sep. 30, 2014 Operating Segments [Member] Climate Technologies [Member]	Sep. 30, 2013 Operating Segments [Member] Climate Technologies [Member]	Sep. 30, 2012 Operating Segments [Member] Climate Technologies [Member]	Sep. 30, 2014 Operating Segments [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2013 Operating Segments [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2012 Operating Segments [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2014 Corporate, Non-Segment [Member]	Sep. 30, 2013 Corporate, Non-Segment [Member]	Sep. 30, 2012 Corporate, Non-Segment [Member]	Sep. 30, 2014 Corporate, Non-Segment [Member] Differences in accounting methods [Member]	Sep. 30, 2013 Corporate, Non-Segment [Member] Differences in accounting methods [Member]	Sep. 30, 2012 Corporate, Non-Segment [Member] Differences in accounting methods [Member]	Sep. 30, 2014 Corporate, Non-Segment [Member] Corporate and other [Member]	Sep. 30, 2013 Corporate, Non-Segment [Member] Corporate and other [Member]	Sep. 30, 2012 Corporate, Non-Segment [Member] Corporate and other [Member]	Sep. 30, 2014 Intersegment Eliminations [Member]	Sep. 30, 2013 Intersegment Eliminations [Member]	Sep. 30, 2012 Intersegment Eliminations [Member]	Sep. 30, 2014 Intersegment Eliminations [Member] Process Management [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Process Management [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Process Management [Member]	Sep. 30, 2014 Intersegment Eliminations [Member] Industrial Automation [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Industrial Automation [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Industrial Automation [Member]	Sep. 30, 2014 Intersegment Eliminations [Member] Network Power [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Network Power [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Network Power [Member]	Sep. 30, 2014 Intersegment Eliminations [Member] Climate Technologies [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Climate Technologies [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Climate Technologies [Member]	Sep. 30, 2014 Intersegment Eliminations [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2014 Artesyn (Embedded Computing and Power) [Member]	Jun. 30, 2013 Artesyn (Embedded Computing and Power) [Member] Network Power [Member]	Sep. 30, 2012 Artesyn (Embedded Computing and Power) [Member] Network Power [Member]
Segment Reporting Information [Line Items]
Net sales	$ 6,807	$ 6,312	$ 5,812	$ 5,606	$ 6,812	$ 6,344	$ 5,960	$ 5,553	$ 24,537	$ 24,669	$ 24,412													$ 25,285	$ 25,391	$ 25,129				$ 9,189	$ 8,610	$ 7,899	$ 4,990	$ 4,885	$ 5,188	$ 5,073	$ 6,155	$ 6,399	$ 4,109	$ 3,876	$ 3,766	$ 1,924	$ 1,865	$ 1,877										$ 748	$ 722	$ 717	$ 8	$ 6	$ 13	$ 664	$ 631	$ 619	$ 27	$ 39	$ 38	$ 47	$ 44	$ 45	$ 2	$ 2	$ 2	$ 146
Segment earnings									3,348	3,196	3,115																4,340	4,260	4,158	1,918	1,809	1,599	802	777	871	459	554	624	737	716	668	424	404	396							(1,050)	(1,067)	(1,045)
Differences in accounting methods																																																252	221	226
Sales eliminations/Interest									(194)	(218)	(224)																																		(194)	(218)	(224)
Total Assets	24,177				24,711				24,177	24,711	23,818																20,108	20,485	20,853	7,771	6,878	6,607	3,574	3,606	3,619	5,233	6,603	7,212	2,378	2,245	2,260	1,152	1,153	1,155							4,069	4,226	2,965
Goodwill impairment									508	528	592					508	528	592	646																																																						503	592
Change In stock compensation expense									$ (78)	$ 121